Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	9,775,017
Proposed Maximum Offering Price per Unit	5.07
Maximum Aggregate Offering Price	$ 49,559,336.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,844.14
Offering Note	Consists of up to 9,775,017 shares of Common Stock that Abpro Holdings, Inc. (the “Company”) may, in its discretion, elect to issue and sell to YA II PN, LTD, a Cayman Islands exempt limited partnership managed by Yorkville Advisors Global, LP (“YA”), from time to time after the date of this prospectus pursuant to the certain standby equity purchase agreement (the “SEPA”), dated October 30, 2024, by and among the Company and YA, subject to satisfaction of the conditions set forth therein.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Common Stock on The Nasdaq Stock Market LLC on November 3, 2025 ($5.07 per share of Common Stock). This calculation is in accordance with Rule 457(c).